ACCOUNTS AND NOTES RECEIVABLE, NET	12 Months Ended
Sep. 30, 2015
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 4. ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable and allowance for doubtful accounts consisted of the following:

	As of September 30, 2015	As of September 30, 2014
	US$(’000)	US$(’000)
Accounts receivable	$4,707	$5,205
Less: allowance for doubtful accounts	(369)	(395)
Accounts receivable, net	4,338	4,810
Notes receivable	90	-
Total accounts and notes receivable	$4,428	$4,810

An analysis of allowance for the doubtful accounts is as follows:

	As of September 30, 2015	As of September 30, 2014
	US$(’000)	US$(’000)
Balance at the beginning of the year	$(395)	$(527)
Bad debt expense	26	-
Write offs	-	132
Balance at the end of the year	$(369)	$(395)

For the year ended September 30, 2015, the Company has made US$0.4 million allowance for doubtful accounts and charged to bad debt expenses since these accounts receivable were non-collectible, and the Company has made US$1.6 million bad debt loss charged to bad debt expenses since these accounts receivable were non-collectible and be written off. For the year ended September 30, 2014, the Company has made US$0.4 million allowance for doubtful accounts and charged to bad debt expenses since these accounts receivable were non-collectible.

There was $90,000 notes receivable for the year ended September 30, 2015 and no notes receivable for the year ended September 30, 2014.

As of September 30, 2015 and 2014, all accounts and notes receivable were due from third party customers.

Any additions, deductions and amounts recovered of the Company's allowance for doubtful accounts are recorded within general and administration expenses for the respective periods.